Goldman Sachs Access US Aggregate Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goldman Sachs Access US Aggregate Bond ETF | Goldman Sachs Access US Aggregate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	0.81%	5.35%	(13.61%)	(1.98%)